Business Segments (Long-Lived Assets) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Segment Reporting [Abstract]
Domestic	$ 40,062	$ 19,078	$ 19,826
Foreign	2,006	1,033	754
Total Long-lived Assets	$ 42,068	$ 20,111	$ 20,580